TAXES ON INCOME - Disclosure of detailed information about deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Deferred tax assets, net	$ 0	$ 763
Deferred tax liabilities	963	1,332
Deferred tax liabilities, net	(963)	(569)
Deferred tax assets [Member]
Disclosure of financial assets [line items]
Deferred tax assets, net	0	763
Deferred tax assets [Member] | Carryforward tax losses and other [Member]
Disclosure of financial assets [line items]
Deferred tax assets, net	0	731
Deferred tax assets [Member] | Other deferred tax assests [Member]
Disclosure of financial assets [line items]
Deferred tax assets, net	0	32
Deferred tax liabilities [Member]
Disclosure of financial assets [line items]
Deferred tax liabilities	963	1,332
Deferred tax liabilities [Member] | Intangible assets [Member]
Disclosure of financial assets [line items]
Deferred tax liabilities	963	1,285
Deferred tax liabilities [Member] | Other [Member]
Disclosure of financial assets [line items]
Deferred tax liabilities	$ 0	$ 47